SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts

The activity in the allowance for doubtful accounts is summarized as follows:	December 31, 2013	December 31, 2012
In millions
Balance, beginning of year	$3.8	$4.2
(Benefit) provision	0.3	(0.4)
Write-offs, credits and adjustments	—	—

Balance, end of the period	$4.1	$3.8

Schedule of Property, Plant and Equipment

We record property, plant and equipment at cost and depreciate it on a straight line basis evenly over the assets’ estimated useful lives as follows:

Years
Software	3-10
Buildings and improvements	2-50
Machinery and equipment	1-30